ORDINARY SHARES	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

4. Ordinary shares

The authorized number of ordinary shares of the Company is 500,000,000 shares with par value of US$0.0001 each. As of December 31, 2024, the Company had issued one hundred ordinary shares.

Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

NOTE 7 — SHAREHOLDERS’ DEFICIT

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At December 31, 2024 and 2023, there were no preference shares issued and outstanding.

Ordinary Shares —  On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented.

The Company is authorized to issue 220,000,000 ordinary shares, with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. In August 2021, the Company effected a share dividend of 0.25 shares for each founder share outstanding, resulting in the Sponsor holding 1,437,500 Founder Shares. On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. At December 31, 2024 and 2023, there were 2,548,000 ordinary shares issued and outstanding, which includes 1,725,000 Founders Shares, 545,000 shares in the Private Units, 278,000 Representative Shares, and excluding 652,170 and 3,881,692 ordinary shares subject to possible redemption. As a result of the underwriters’ election to fully exercise their over-allotment option on February 17, 2023, a total of 225,000 Founder Shares and 33,000 representative shares are no longer subject to forfeiture.

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/10 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

Warrants — The Public Warrants will become exercisable 30 days after the completion of a Business Combination. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.

No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon exercise of the Public Warrants is not effective within 60 business days following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Rights or Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Rights and Public Warrants may expire worthless.

In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the ordinary shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Representative Shares

On July 28, 2020 the Company issued to EarlyBirdCapital and its designees an aggregate of 100,000 ordinary shares for aggregate consideration of $10.00, of which 2,250 were subsequently forfeited in August 2021. In August 2021, the Company also issued to I-Bankers Securities, Inc. and its designees an aggregate of 155,250 ordinary shares at a purchase price of $0.0001 per share, for aggregate consideration of $15.50. On October 28, 2021, the Company issued to EarlyBirdCapital and I-Bankers Securities, Inc. and its designees, 12,132 and 12,868, respectively, ordinary shares at a purchase price of $0.0001 per share, for minimal consideration of $2.50. Of the representative shares, 33,000 are no longer subject to forfeiture due to the underwriters’ exercise of their over-allotment option in full at the Initial Public Offering. Upon issuance, the representative shares were accounted for as deferred offering cost and were charged to shareholders equity upon the Initial Public Offering. The Company estimated the fair value of the 97,750 (net of 2,250 forfeited) representative shares issued on July 28, 2020 to be $2,151 based upon the price of the Founder Shares issued to the Sponsor of $0.022 per share and recorded as deferred offering costs accordingly. The 155,250 representative shares issued on August 23, 2021 and 25,000 representative shares issued on October 28, 2021 had an aggregate fair value using the scenario analysis, of which the stock price input into the founder shares scenario analysis was valued using a binomial lattice, of $1,019,993 ($6.57 per share) and $165,500 ($6.62 per share), respectively, or a total aggregate value of $1,185,493. Accordingly, $1,185,493 were accounted for as offering costs at the closing of the Initial Public Offering. The representative shares are classified as Level 3 at the measurement date due to the use of unobservable inputs including the probability of a business combination, the probability of the initial public offering, and other risk factors.

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to Rule 5110(g)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(g)(1), these securities will not be sold during the Initial Public Offering, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering or commencement of sales of the Initial Public Offering, except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.

Representative Warrants

In addition, the Company entered into a separate warrant agreement with I-Banker Securities, Inc. (referred as “I-Bankers”, the “Representative” of the Underwriters) to issue Representative Warrants exercisable to purchase 172,500 ordinary shares at a price of $12.00 per share, subject to adjustment. The representative warrants were issued at the closing of the Initial Public Offering for consideration of $100. The Company accounted for the representative warrants as an offering cost of the Initial Public Offering, with a corresponding credit to shareholders’ equity. The representative warrants had an estimated fair value of $12,075 based on the third party valuation using the binomial lattice model of $0.07 per warrant. The Representative Warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement for the Initial Public Offering and the closing of the Initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, neither I-Bankers nor its designees will be permitted to exercise the warrants after the five-year anniversary of the effective date of the registration statement for the Initial Public Offering. The Representative Warrants and such shares to be purchased pursuant to the Representative Warrants have been deemed compensation by FINRA and are therefore subject to a lock-up period of 180 days immediately following the date of the effectiveness of the registration statement for the Initial Public Offering pursuant to FINRA Rule 5110(g)(1). Pursuant to FINRA Rule 5110(g)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering except to any underwriter and selected dealer that participated in the Initial Public Offering and their bona fide officers or partners.

NOTE 7 — SHAREHOLDERS’ (DEFICIT) EQUITY

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. The board of directors will be able to, without shareholder approval, issue preferred shares with voting and other rights that could adversely affect the voting power and other rights of the holders of the ordinary shares and could have anti-takeover effects. At December 31, 2023 and 2022, there were no preference shares issued and outstanding.

Ordinary Shares —  On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented.

The Company is authorized to issue 220,000,000 ordinary shares, with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. In August 2021, the Company effected a share dividend of 0.25 shares for each founder share outstanding, resulting in the Sponsor holding 1,437,500 Founder Shares. On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. At December 31, 2023, there were 2,548,000 ordinary shares issued and outstanding, which includes 1,725,000 Founders Shares, 545,000 shares in the Private Units, 278,000 Representative Shares, and excluding 3,881,692 ordinary shares subject to possible redemption. At December 31, 2022, there were 2,003,000, ordinary shares issued and outstanding, which includes 1,725,000 Founders Shares and 278,000 Representative Shares. As a result of the underwriters’ election to fully exercise their over-allotment option on February 17, 2023, a total of 225,000 Founder Shares and 33,000 representative shares are no longer subject to forfeiture.

Rights — Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the ordinary shares will receive in the transaction on an as-converted into ordinary share basis and each holder of a right will be required to affirmatively convert its rights in order to receive 1/10 share underlying each right (without paying additional consideration). The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

Warrants — The Public Warrants will become exercisable 30 days after the completion of a Business Combination. The Public Warrants will expire five years from the completion of a Business Combination or earlier upon redemption or liquidation.

No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon exercise of the Public Warrants is not effective within 60 business days following the consummation of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Rights or Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of Public Warrants will not receive any of such funds with respect to their Public Warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Public Warrants. Accordingly, the Public Rights and Public Warrants may expire worthless.

In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.

The Private Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Warrants and the ordinary shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Representative Shares

On July 28, 2020 the Company issued to EarlyBirdCapital and its designees an aggregate of 100,000 ordinary shares for aggregate consideration of $10.00, of which 2,250 were subsequently forfeited in August 2021. In August 2021, the Company also issued to I-Bankers Securities, Inc. and its designees an aggregate of 155,250 ordinary shares at a purchase price of $0.0001 per share, for aggregate consideration of $15.50. On October 28, 2021, the Company issued to EarlyBirdCapital and I-Bankers Securities, Inc. and its designees, 12,132 and 12,868, respectively, ordinary shares at a purchase price of $0.0001 per share, for minimal consideration of $2.50. Of the representative shares, 33,000 are no longer subject to forfeiture due to the underwriters’ exercise of their over-allotment option in full at the Initial Public Offering. Upon issuance, the representative shares were accounted for as deferred offering cost and were charged to shareholders equity upon the Initial Public Offering. The Company estimated the fair value of the 97,750 (net of 2,250 forfeited) representative shares issued on July 28, 2020 to be $2,151 based upon the price of the Founder Shares issued to the Sponsor of $0.022 per share and recorded as deferred offering costs accordingly. The 155,250 representative shares issued on August 23, 2021 and 25,000 representative shares issued on October 28, 2021 had an aggregate fair value using the scenario analysis, of which the stock price input into the founder shares scenario analysis was valued using a binomial lattice, of $1,019,993 ($6.57 per share) and $165,500 ($6.62 per share), respectively, or a total aggregate value of $1,185,493. Accordingly, $1,185,493 were accounted for as offering costs at the closing of the Initial Public Offering. The representative shares are classified as Level 3 at the measurement date due to the use of unobservable inputs including the probability of a business combination, the probability of the initial public offering, and other risk factors.

The following tables present the quantitative information regarding market assumptions used in the representative shares valuation:

	August 23,	October 28,
	2021	2021
Market price(1)	$9.06	$9.09
Risk-free rate(2)	0.83%	1.22%
Dividend yield(3)	0.00%	0.00%
Volatility(4)	14.5%	12.5%

(1)	As reported by Bloomberg on the Valuation Date

(2)	Based on the U.S. Treasury rate with a term matching the time to expiration

(3)	Based on an analysis of the guideline companies and discussions with management

(4)	Implied volatility calculated using the Black-Scholes formula using the fair value of the warrant. This value is presented for comparison purposes only as it excludes the impact of redemption features.

	August 23,	October 28,
	2021	2021
1.00 share per Unit	$9.06	$9.09
0.50 warrant per Unit	0.29	0.25
0.10 right per Unit	0.65	0.66
Total price per Unit	$10.00	$10.00
Offering price per Unit	$10.00	$10.00

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to Rule 5110(g)(1) of the FINRA Manual. Pursuant to FINRA Rule 5110(g)(1), these securities will not be sold during the Initial Public Offering, or sold, transferred, assigned, pledged, or hypothecated, or be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering or commencement of sales of the Initial Public Offering, except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.

Representative Warrants

In addition, the Company entered into a separate warrant agreement with I-Banker Securities, Inc. (referred as “I-Bankers”, the “Representative” of the Underwriters) to issue Representative Warrants exercisable to purchase 172,500 ordinary shares at a price of $12.00 per share, subject to adjustment. The representative warrants were issued at the closing of the Initial Public Offering for consideration of $100. The Company accounted for the representative warrants as an offering cost of the Initial Public Offering, with a corresponding credit to shareholders’ equity. The representative warrants had an estimated fair value of $12,075 based on the third party valuation using the binomial lattice model of $0.07 per warrant. The Representative Warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement for the Initial Public Offering and the closing of the Initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, neither I-Bankers nor its designees will be permitted to exercise the warrants after the five-year anniversary of the effective date of the registration statement for the Initial Public Offering. The Representative Warrants and such shares to be purchased pursuant to the Representative Warrants have been deemed compensation by FINRA and are therefore subject to a lock-up period of 180 days immediately following the date of the effectiveness of the registration statement for the Initial Public Offering pursuant to FINRA Rule 5110(g)(1). Pursuant to FINRA Rule 5110(g)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement for the Initial Public Offering except to any underwriter and selected dealer that participated in the Initial Public Offering and their bona fide officers or partners.

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

20. ORDINARY SHARES

The Group and the Company

On 26 February 2019, the Company was incorporated as an exempted company with limited liability in the Cayman Islands with an authorized share capital of US$50,000 divided into 372,691,551 class A ordinary shares and 127,308,449 class B ordinary shares with a par value of US$0.0001 each. On the same day, an aggregate of 200,000,000 class A ordinary shares was allotted and issued to various BVI holding platforms held by employees and external investors at par value. From October to November 2020, the Company re-designation of 55,140,881 class A ordinary shares to the same number of ordinary shares and repurchase of all the rest of the issued class A ordinary shares.

On 6 November 2020, as part of the Reorganization, 4,048,108, 29,634,070, 3,333,333 authorized Ordinary Shares of the Company were re-designated and re-classified as Series A preferred shares, Series B preferred shares and Series B+ Preferred Shares of a par value of USD0.0001 each, respectively.

The Company does not assume any unavoidable obligation to (i) deliver cash or other financial assets to Series A preferred shareholders, Series B preferred shareholders and Series B+ preferred shareholders; (ii) to exchange financial assets or financial liabilities with Series A preferred shareholders , Series B preferred shareholders and Series B+ preferred shareholder that are unfavourable to the Company; and (iii) to deliver a variable number of the Company’s own ordinary shares. Hence, Series A preferred shares, Series B preferred shares, Series B+ preferred shares were recognized as ordinary shares, in substance.

From December 2020 to September 2021, the Company issued and allotted 154,647,751 ordinary shares to various shareholders, of which: (i) 21,176,470 ordinary shares had been repurchased and cancelled, (ii) 49,051,500 ordinary shares as the reserve for future grant of the restricted shares under the RSU Scheme to Lanxin Blue Limited were recorded as treasury shares.

Pursuant to the share repurchase agreement dated 7 November 2022, 3,849,955 ordinary shares were repurchased and cancelled by the Company from the shareholders.

22. ORDINARY SHARES (RESTATED)

The Group and the Company

On 26 February 2019, the Company was incorporated as an exempted company with limited liability in the Cayman Islands with an authorized share capital of US$50,000 divided into 372,691,551 class A ordinary shares and 127,308,449 class B ordinary shares with a par value of US$0.0001 each. On the same day, an aggregate of 200,000,000 class A ordinary shares was allotted and issued to various BVI holding platforms held by employees and external investors at par value. From October to November 2020, the Company re-designation of 55,140,881 class A ordinary shares to the same number of ordinary shares, and repurchase of all the rest of the issued class A ordinary shares.

On 6 November 2020, as part of the Reorganization, 4,048,108, 29,634,070, 3,333,333 authorized Ordinary Shares of the Company were re-designated and re-classified as Series A preferred shares, Series B preferred shares and Series B+ Preferred Shares of a par value of USD0.0001 each, respectively.

The Company does not assume any unavoidable obligation to (i) deliver cash or other financial assets to Series A preferred shareholders, Series B preferred shareholders and Series B+ preferred shareholders; (ii) to exchange financial assets or financial liabilities with Series A preferred shareholders , Series B preferred shareholders and Series B+ preferred shareholder that are unfavourable to the Company; and (iii) to deliver a variable number of the Company’s own ordinary shares. Hence, Series A preferred shares, Series B preferred shares, Series B+ preferred shares were recognized as ordinary shares, in substance.

From December 2020 to September 2021, the Company issued and allotted 154,647,751 ordinary shares to various shareholders, of which: (i) 21,176,470 ordinary shares had been repurchased and cancelled, (ii) 49,051,500 ordinary shares as the reserve for future grant of the restricted shares under the RSU Scheme to Lanxin Blue Limited were recorded as treasury shares.

Pursuant to the share repurchase agreement dated 7 November 2022, 3,849,955 ordinary shares were repurchased and cancelled by the Company from the shareholders.